Annual Total Returns[BarChart] - Victory RS Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.68%)	14.36%	43.61%	9.98%	3.94%	1.86%	31.75%	(6.81%)	29.83%	35.64%